Employee Plans (Company's Investment Policy Targets And Ranges For Each Asset Category) (Details)	12 Months Ended
Dec. 31, 2011
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target	58.00%
Equity securities, Range minimum	52.00%
Equity securities, Range maximum	64.00%
Debt securities, Target	36.00%
Debt securities, Range minimum	33.00%
Debt securities, Range maximum	39.00%
Real estate, Target	6.00%
Real estate, Range minimum	3.00%
Real estate, Range maximum	9.00%
Cash, Target	0.00%
Cash, Range minimum	0.00%
Cash, Range maximum	5.00%
Other, Target	0.00%
International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, Target	41.00%
Equity securities, Range minimum	36.00%
Equity securities, Range maximum	45.00%
Debt securities, Target	56.00%
Debt securities, Range minimum	49.00%
Debt securities, Range maximum	62.00%
Real estate, Target	1.00%
Real estate, Range minimum	0.00%
Real estate, Range maximum	3.00%
Cash, Target	1.00%
Cash, Range minimum	0.00%
Cash, Range maximum	3.00%
Other, Target	1.00%
Other, Range minimum	0.00%
Other, Range maximum	5.00%